Accounts receivable (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Legal obligors [Abstract]
Current trade receivables	R$ 55,563,067	R$ 56,167,315
Non-current trade receivables	498,357	483,165
Unrealized loss in the accounts receivable mark-to-market, net of taxes	120,588	86,270
Total card issuers, acquirers and others [Member]
Legal obligors [Abstract]
Trade receivables	56,061,424	56,650,480
Card Issuers and Acquirers – Amortized Cost [Member]
Legal obligors [Abstract]
Trade receivables	51,714,723	54,699,240
Card Issuers and Acquirers - FVOCI [Member]
Legal obligors [Abstract]
Trade receivables	4,284,940	1,819,020
Other accounts receivable [Member]
Legal obligors [Abstract]
Trade receivables	R$ 61,761	R$ 132,220